Basis of Preparation - Additional Information (Detail) - MXN ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Disclosure of basis of preparation of financial statements [line items]
Recognized net losses	$ 49,860,395
Negative equity amount	1,546,835,263	$ 1,502,352,385
Negative working capital	$ 8,450,455	$ 25,600,895
Percentage of increase in annual budget	1.70%
Employee benefits provision	35.00%	35.00%
Bottom of range [member]
Disclosure of basis of preparation of financial statements [line items]
Market share percentage	65.00%
2018 [member]
Disclosure of basis of preparation of financial statements [line items]
Annual budget amount	$ 391,946,000
2017 [member]
Disclosure of basis of preparation of financial statements [line items]
Annual budget amount	$ 385,211,257